Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	$ 47,006	$ 51,235
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	$ 47,006	$ 51,235